Organization and Description of Business	12 Months Ended
Jun. 30, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and description of business

Note 1 – Organization and description of business

Color Star Technology Co., Ltd. (the "Company" or "Color Star") is an entertainment and education company which provides online entertainment performances and online music education services via its wholly-owned subsidiary, Color China Entertainment Limited ("Color China").

The Company (formerly known as Huitao Technology Co., Ltd.) was founded as an unincorporated business on September 1, 2005, under the name TJS Wood Flooring, Inc., and became a C-corporation in the State of Delaware on February 15, 2007. On April 29, 2008, TJS Wood Flooring, Inc. changed its name to China Advanced Construction Materials Group, Inc. ("CADC Delaware"). On August 1, 2013, CADC Delaware consummated a reincorporation merger with its newly formed wholly-owned subsidiary, China Advanced Construction Materials Group, Inc. ("CADC Nevada"), a Nevada corporation, with CADC Delaware merging into CADC Nevada and CADC Nevada being the surviving company, for the purpose of changing CADC Delaware's state of incorporation from Delaware to Nevada. On December 27, 2018, CADC Nevada was merged with and into China Advanced Construction Materials Group, Inc. ("CADC Cayman"), a Cayman Islands corporation, whereupon the separate existence of CADC Nevada ceased and CADC Cayman continued as the surviving entity. As a result of the reincorporation, the Company is governed by the laws of the Cayman Islands.

On July 16, 2019, CADC Cayman changed its name from "China Advanced Construction Materials Group, Inc." to "Huitao Technology Co., Ltd." On April 27, 2020, Huitao Technology Co., Ltd. changed its name to "Color Star Technology Co., Ltd."

CACM Group NY, Inc.

On August 20, 2018, CACM Group NY, Inc. ("CACM") was incorporated in the State of New York and is 100% owned by the Company. As of the date of this report, CACM has not commenced any business operations and the Company is currently using CACM as its headquarters in the United States of America.

Baytao LLC ("Baytao")

On March 10, 2020, CACM entered into a joint venture agreement (the "JV Agreement") with Baydolphin, Inc. ("Baydolphin"), a company organized under the laws of New York. Pursuant to the JV Agreement,

●	CACM and Baydolphin established a limited liability company under the laws of New York, Baytao, which will be the 100% owner of one or more operating entities in the U.S. to engage in the business of online and offline after-school education.

●	The business of Baytao shall be managed by the Board of Managers of Baytao.

●	CACM shall appoint three designees to the Board of Managers of Baytao and Baydolphin shall appoint two designees. The General Manager of Baytao shall be appointed by CACM and report to the Board of Managers.

●	CACM shall contribute necessary capital for the operating entities to fund their operations and obtain the right to use the software platform and other technologies from Color Star, which will be provided to the JV and its operating entities for no charge to facilitate their operations and provide online classes to their registered students, and Baydolphin shall be responsible for managing these entities with its expertise in after-school education, including but not limited to recruiting and training personnel and implementing all promotional and marketing activities.

●	Eighty percent (80%) of the net profits or net loss of the joint venture will be distributed to or assigned to CACM and the remaining twenty percent (20%) to Baydolphin.

As of the date of this report, Baytao has no business operations as it is still in the process of developing its online and offline after-school education business.

Color China

The ongoing COVID-19 pandemic has claimed hundreds of thousands of lives and caused massive global health and economic crisis, while also causing large-scale social and behavioral changes in societies. Online entertainment and online education are experiencing enormous growth which the Company believes will last long after the pandemic. In order to expand the Company's global reach and to enter into an online business, on May 7, 2020, the Company entered into a Share Exchange Agreement ("Exchange Agreement") with Color China, a Hong Kong limited company, and shareholders of Color China (the "Sellers"), pursuant to which, among other things and subject to the terms and conditions contained therein, the Company acquired all of the outstanding issued shares in Color China from the sellers (the "Acquisition"). Pursuant to the Exchange Agreement, in exchange for all of the outstanding shares of Color China, the Company agreed to issue 4,633,333 ordinary shares of the Company and pay an aggregate of $2,000,000 to the Sellers. On June 3, 2020, the Acquisition was consummated and the Company issued 4,633,333 ordinary shares of the Company to the Sellers and closed on the same date. Since Color China had no business operations other than holding a significant collection of music performance specific equipment, the transaction has been treated as an acquisition of assets, as it did not meet the definition of a business. The Company plans to make Color China an emerging online performance and online music education provider with a significant collection of performance specific assets -- leveraging professional experience of the Company's new Chief Executive Officer ("CEO") who has established good relationships with major record companies, renowned artists and entertainment agencies around the world. Color China is in the process of building an online entertainment and music education platform featuring artists and professional producers as its lead instructors. Color China officially launched its online cultural entertainment platform, Color World, globally on September 10, 2020.

Sunway Kids International Education Group Ltd. ("Sunway Kids")

Sunway Kids is an education and health service provider to day-care and preschools in China. Sunway Kids has a highly skilled professional team experienced in early childhood development. It provides a well-structured system for early childhood education, including artificial intelligence and robotic technologies, intellectual campus administration software as a service system ("SAAS system") and online education courses for kids and parents. With the introduction of the national two-child policy in China since 2015, birth rate in China has been increasing and thus provides an increase in service opportunities for the preschool education industry. With the deepening of China's economic reforms, the disposable income of urban residents has continued to increase. With the improvement of living standards of urban residents, families are more willing to invest in education, training, and other services for their children starting at a young age.

In order to expand the Company's revenue capacity, on December 31, 2019, the Company entered into a Share Exchange Agreement ("Share Exchange Agreement") with Sunway Kids International Education Group Ltd. ("Sunway Kids"), a British Virgin Islands company, and the shareholders of Sunway Kids (the "Sellers of SK"), pursuant to which the Company will acquire all of the outstanding issued shares of Sunway Kids (the "SK Acquisition"). Pursuant to the Share Exchange Agreement, in exchange for all of the outstanding shares of Sunway Kids, the Company will issue 1,989,262 ordinary shares of the Company and pay two million U.S. dollars. On February 11, 2020, the Company, Sunway Kids and the Sellers of SK entered into an Amendment No. 1 ("Amendment 1") to the Share Exchange Agreement. Pursuant to Amendment 1, the cash consideration will be payable to the Sellers of SK according to an earn-out schedule. On February 14, 2020, the SK Acquisition was closed and the Company issued 1,989,262 ordinary shares to the Sellers of SK. The shares had a fair value of approximately $1.9 million based on the closing market price of $0.95 per share on February, 14, 2020, the acquisition date. The total consideration was valued at approximately $3.6 million, which include approximately $1.7 million based upon a 5.8% discount rate of the $2.0 million earn-out payment schedule, and approximately $1.9 million for the shares issued.

On June 25, 2020, the Company and the former shareholders of Sunway Kids entered into an Amendment No. 2 ("Amendment 2") to the Share Exchange Agreement dated December 31, 2019. Pursuant to Amendment 2, the Company shall not make any the earn-out payment to the former shareholders of Sunway Kids since Sunway Kids has been unable to conduct its normal operations due to the COVID-19 pandemic and management of Sunway Kids believes it will be very difficult to achieve its projected financial results. On the same day, Sunway Kids and Yanliang Han (the "SK Purchaser"), an unrelated third party, entered into certain share purchase agreement (the "Disposition SPA"). Pursuant to the Disposition SPA, the SK Purchaser agreed to purchase Sunway Kids for cash consideration of $2.4 million consisting of $400,000 which shall be paid within a month of closing, and $2,000,000 to be paid in monthly installments of $200,000 over 10 months. On June 25, 2020, the transaction closed and as a result, the SK Purchaser acquired Sunway Kids and all the subsidiaries and variable interest entities owned or controlled them. Sunway Kids had no operations from February 14, 2020 to June 25, 2020 as management had been unable to conduct its normal operations due to the COVID-19 pandemic. The SK Purchaser subsequently settled $1.0 million of the total $2.4 million payment obligation. Although the SK Purchaser is current with its installment payment, the Company will recognize the installment payment on a cash basis as collectability of the remaining $1.4 million cannot be reasonably assured. The disposition of Sunway Kids resulted in the recognition of a loss of approximately $0.8 million that is recorded in the accompanying consolidated statements of operations and comprehensive income (loss) in the caption of "loss from discontinued operations." The disposition of Sunway Kids was classified as a discontinued operation because it represented a strategic shift that had a major effect on the Company's operation on artificial intelligence education for preschool kids and financial results in accordance with ASC 205-20-45.

BVI-ACM

Prior to acquisition of Sunway Kids in February 2020, the Company's core business had been the concrete business in China. The Company had a wholly-owned subsidiary in the British Virgin Islands, Xin Ao Construction Materials, Inc. ("BVI-ACM"), which was a holding company with no operations. BVI-ACM had a wholly-owned foreign subsidiary, Beijing Ao Hang Construction Material Technology Co., Ltd. ("China-ACMH"), and China-ACMH had contractual agreements with Beijing XinAo Concrete Group ("Xin Ao") and therefore Xin Ao was considered a variable interest entity of China-ACMH. The Company, through BVI-ACM and its variable interest entities ("VIEs"), was engaged in producing general ready-mix concrete, customized mechanical refining concrete, and other concrete-related products that are only sold in the People's Republic of China (the "PRC"). The Company's concrete business was negatively affected by the economic cycle and government policies. The concrete industry was influenced by the decline in the macro economy in recent years. The entire concrete industry in the PRC's Beijing area experienced a slowdown in industry production and economic growth in the last few years as the Beijing government continues to enforce concrete production reformation and tightened environmental laws from late 2017 to date. The reformation causes great uncertainties for local enterprises in the construction market. Since 2017, the pressure on small concrete companies has further increased and many have been shut down. Also, the Beijing government ordered the suspension of construction job sites during winters to reduce air pollution since 2017. The operations of Xin Ao were also severely affected. As a result of Xin Ao's deteriorating cash position, it defaulted on bank loans and experienced a substantial increase in contingent liabilities. The Company believed it would be very difficult, if not impossible, to turn around the concrete business. As such, the Company had been actively seeking to dispose of the concrete business after the acquisition of Sunway Kids.

On March 31, 2020, the Company, BVI-ACM, and Mr. Xianfu Han and Mr. Weili He (the "XA Purchasers") who collectively held less than 5% ordinary shares of the Company currently), entered into a share purchase agreement (the "XA Disposition SPA"). Pursuant to the XA Disposition SPA, the XA Purchasers agreed to purchase BVI-ACM for cash consideration of $600,000. Upon the closing of the transaction (the "XA Disposition") contemplated by the XA Disposition SPA, the XA Purchasers will become the sole shareholders of BVI-ACM and assume all assets and liabilities of all the subsidiaries and VIE entities owned or controlled by BVI-ACM. The closing of the XA Disposition was subject to certain closing conditions including the payment of the $600,000, the receipt of a fairness opinion from ViewTrade Securities Inc. and the approval of the Company's shareholders. On May 6, 2020, the Company completed the disposition of BVI-ACM after obtaining its shareholders' approval on April 27, 2020 and satisfaction or waiver of all other closing conditions. Upon the closing of the XA Disposition, the XA Purchases became the sole shareholders of BVI-ACM and assumed all assets and liabilities of all the subsidiaries and variable interest entities owned or controlled by BVI-ACM. The assets and liabilities and the results of operations of BVI-ACM had been presented as discontinued operations in the accompanying consolidated balance sheets and the statements of operations and comprehensive income (loss). The disposal of BVI-ACM resulted in a gain of approximately $6.6 million that is recognized in the accompanying consolidated statements of operations and comprehensive income (loss) under the caption of "loss from discontinued operations".